6. INVESTMENT IN ASSOCIATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
GAMBITIOUS
December 31,
2013
Current assets	$45,432
Property and equipment	-
$45,432
Current liabilities	$87,537
Stockholders’ equity	(42,105)
$45,432

December 31,
2013
Sales	$21,994
Expenses, net	(240,661)
Net loss	$(218,667)